Revenue - Schedule of Revenue Recognized (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	$ 2,912,000	$ 5,132,000
License Fees [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	1,447,000	3,390
Reimbursements [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	168,000	733,000
Research And Development Services [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	$ 1,297,000	$ 1,009,000